Use of estimates and judgments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Use of estimates and judgments
4.	Use of estimates and judgments
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or, if the revision affects both current and future periods, in the period of the revision and future periods.
Although each of its significant accounting policies reflects judgments, assessments or estimates, AB InBev believes that the following accounting policies reflect the most critical judgments, estimates and assumptions that are important to its business operations and understanding results: business combinations, intangible assets, goodwill, impairment, provisions, share-based payments, employee benefits and accounting for current and deferred tax.
The fair values of acquired identifiable intangibles are based on an assessment of future cash flows. Impairment analyses of goodwill and indefinite-lived intangible assets are performed annually and whenever a triggering event has occurred, in order to determine whether the carrying value exceeds the recoverable amount. These calculations are based on estimates of future cash flows.
The company uses its judgment to select a variety of methods including the discounted cash flow method and option valuation models and makes assumptions about the fair value of financial instruments that are mainly based on market conditions existing at each reporting date.
Actuarial assumptions are established to anticipate future events and are used in calculating pension and other long-term employee benefit expenses and liabilities. These factors include assumptions with respect to interest rates, rates of increase in health care costs, rates of future compensation increases, turnover rates, and life expectancy.
The company is subject to income tax in numerous jurisdictions. Significant judgment is required to determine the worldwide provision for income tax. There are some transactions and calculations for which the ultimate tax determination is uncertain. Some subsidiaries within the group are involved in tax audits and local enquiries usually in relation to prior years. Investigations and negotiations with local tax authorities are ongoing in various jurisdictions at the reporting date and, by their nature, these can take considerable time to conclude. In assessing the amount of any income tax provisions to be recognized in the financial statements, estimates are made of the expected successful settlement of these matters. Estimates of interest and penalties on tax liabilities are also recorded. Where the final outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period that such determination is made.
Judgments made by management in the application of IFRS that have a significant effect on the financial statements and estimates with a significant risk of material adjustment in the following year are further discussed in the relevant notes hereafter.
In preparing these consolidated financial statements, the significant judgments made by management in applying the company’s accounting policies and the key sources of uncertainty relate mainly to accounting for the impact of the conflict between Russia and Ukraine on the company’s results as discussed below.
CONFLICT BETWEEN RUSSIA AND UKRAINE
Management considered the impact of the conflict between Russia and Ukraine on the basis of preparation of these consolidated financial statements. On 11 March 2022, the company announced that it is forfeiting all financial benefits from the operations of AB InBev Efes, an associate which does business in Russia and Ukraine, in which it holds a 50%
non-controlling
stake and which the company does not consolidate. On 22 April 2022, the company announced its decision to sell its non-controlling
interest in AB InBev Efes and is in active discussions with its partner, Turkish Brewer Anadolu Efes, to acquire this interest. AB InBev’s request regarding the suspension of the license for production and sale of Bud in Russia will also be part of a potential transaction. During the year ended 31 December 2022, the company derecognized its investment in AB InBev Efes and reported a (1 143)m US dollar non-cash
impairment charge in exceptional share of results of associates. (Refer to Note 8
Exceptional items
and Note 16
Investments in associates
). As of 31 December 2022, the investment has been classified as non-current
asset held for sale.